Schedule of borrowings (Details) (Parenthetical)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt weighted average interest	9.80%	9.80%
Short-Term Debt [Member]
Debt weighted average interest	12.60%		13.10%
Short-Term Debt [Member] | Third Party [Member]
Debt weighted average interest	13.70%	13.70%	22.60%
Short-Term Debt [Member] | Minimum [Member] | Third Party [Member]
Debt weighted average interest			15.00%
Short-Term Debt [Member] | Maximum [Member] | Third Party [Member]
Debt weighted average interest	24.00%	24.00%	24.00%
Long-Term Debt [Member] | Minimum [Member]
Debt instrument, interest rate, stated percentage	12.00%		12.00%
Long-Term Debt [Member] | Maximum [Member]
Debt instrument, interest rate, stated percentage	15.00%		24.00%